Operating Lease (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
Schedule of recognized operating lease liabilities	The balance of right-of-use assets and operating lease liabilities are as follow:
	December 31,	December 31,
	2023	2022
Right-of-use assets	$270,248	$492,984

Operating lease liabilities, current	$79,736	$162,576
Operating lease liabilities, non-current	73,596	167,428
Total operating lease liabilities	$153,332	$330,004
Supplemental information related to operating leases for the years ended December 31, 2023 and 2022:
	For the Year Ended December 31,
	2023	2022
Weighted-average remaining lease term of operating leases	2.26 years	2.33 years

Weighted-average discount rate of operating leases	4.43%	4.62%

Schedule of maturity of our operating lease liabilities	The following table summarizes the maturity of the operating lease liabilities as of December 31, 2023:
Operating Leases
Year of 2024	$79,596
Year of 2025	48,372
Year of 2026	8,062
Total lease payments	$136,030
Less: imputed interest	(17,302)
Present value of operating lease liabilities	153,332
Less: current obligation	79,736
Non-current obligation on December 31, 2023	$73,596